CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Ordinary shares subject to possible redemption	13,800,000	13,068,649
Ordinary shares subject to possible redemption per value	$ 10.00	$ 10.00
Ordinary shares subject to possible redemption per value		10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	3,600,000	4,331,351
Common stock, shares outstanding	3,600,000	4,331,351